Offerings	Aug. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.200% Series TT Notes due 2027
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,732,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,198.97
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.500% Series UU Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 494,555,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,716.37
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.250% Series VV Notes due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 593,460,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 90,858.73
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.